VALUE ADDED TAX RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Current (note 5)	$ 12,811	$ 7,004
Non-current (note 8)	5,991	6,751
Value added tax receivable	$ 18,802	$ 13,755